Commitments and Contingencies (Tables)	6 Months Ended
Jul. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
We lease facilities space under non‑cancelable operating leases with various expiration dates. Future minimum lease payments and sublease proceeds under non-cancelable operating leases at January 31, 2017 are as follows (in thousands):

Year Ending January 31:	Minimum Lease Payments	Sublease Rental Proceeds	Net Minimum Lease Payments
2018	$11,842	$(5,321)	$6,521
2019	28,064	(9,284)	18,780
2020	28,590	(9,560)	19,030
2021	28,756	(9,845)	18,911
2022	25,802	(10,141)	15,661
2023 and thereafter	142,966	(4,278)	138,688
Total	$266,020	$(48,429)	$217,591
Future minimum lease payments and sublease proceeds under non-cancelable operating leases at July 31, 2017 are as follows (in thousands, by fiscal year):

	Minimum Lease Payments	Sublease Rental Proceeds	Net Minimum Lease Payments
	(unaudited)
Remaining six months of fiscal 2018	$7,131	(5,361)	1,770
2019	31,903	(13,295)	18,608
2020	33,525	(13,693)	19,832
2021	33,562	(14,101)	19,461
2022	30,700	(10,861)	19,839
2023 and thereafter	159,884	(4,278)	155,606
Total	$296,705	$(61,589)	$235,116